Share capital and other equity - Paid-in equity (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)		Jan. 01, 2019 GBP (£)	[1]	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Borrowings
Equity		£ 43,824		£ 43,556	[1]	£ 46,490			£ 46,490
Notional amount of financial assets		£ 179		181
CET1 ratio (as a percent)	7.00%	7.00%
Minimum CET1 ration below which all outstanding Instruments will be converted into ordinary shares at a fixed price	7.00%	7.00%
Paid-in equity
Borrowings
Equity		£ 4,999		4,058					4,058	£ 4,058
Paid-in equity | Additional tier 1 note callable August, 2020, USD
Borrowings
Equity				1,277					1,277
Notional amount of financial assets | $	$ 2,000
Interest rate	7.50%	7.50%
Conversion rate | $ / shares	$ 3.606
Par value | £ / shares		£ 1
Paid-in equity | Additional tier 1 note callable August, 2025, USD
Borrowings
Equity		£ 734		734					734
Notional amount of financial assets | $	$ 1,150
Interest rate	8.00%	8.00%
Paid-in equity | Additional tier 1 note callable August, 2021, USD
Borrowings
Equity		£ 2,047		£ 2,047					£ 2,047
Notional amount of financial assets | $	$ 2,650
Interest rate	8.625%	8.625%
Conversion rate | $ / shares	$ 2.284
Par value | £ / shares		£ 1
Paid-in equity | Additional tier 1 note callable December 2025 - June, 2026, USD
Borrowings
Equity		£ 1,220
Notional amount of financial assets | $	$ 1,500		$ 1,500					$ 1,500
Interest rate	6.00%	6.00%	6.00%	6.00%				6.00%	6.00%
Conversion rate | $ / shares	$ 1.754
Par value | £ / shares		£ 1
Paid-in equity | Additional tier1 note callable May - November 2027, GBP
Borrowings
Equity		£ 998
Conversion rate | £ / shares		£ 1.754
Par value | £ / shares		£ 1

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.